Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,747,287,500.00
Previously Paid Amount	0.00
Total Fee Amount	379,400.41
Total Offset Amount	0.00
Net Fee	379,400.41
Narrative - Max Aggregate Offering Price	$ 2,747,287,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true